Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value measurements

TDS has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	Level within the Fair Value Hierarchy	December 31, 2017		December 31, 2016
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in millions)
Cash and cash equivalents	1	$619	$619	$900	$900
Short-term investments	1	100	100	–	–
Long-term debt
Retail	2	1,753	1,783	1,753	1,741
Institutional	2	534	522	533	532
Other	2	194	194	208	207